Schedule of Foreign Exchange Rates (Details)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Year/Period-end MYR : US$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	4.4055	4.1650	4.1520	4.0170
Year/Period-average MYR : US$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	4.2704	4.1456	4.0981	4.1062
Year/Period-end MYR : HKD 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.5614	0.5353	0.5350	0.5182
Year/Period-average MYR : HKD 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.5458	0.5334	0.5280	0.5297
Year/Period-end MYR : SGD 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	3.1656	3.0869	3.0902	3.0396
Year/Period-average MYR : SGD 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	3.1295	3.0842	3.0749	3.0502
Year/Period-end MYR : CNY 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.6581	0.6549	0.6433	0.6141
Year/Period-average MYR : CNY 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.6594	0.6427	0.6333	0.6200